Revenue (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2025 USD ($) customer	Sep. 30, 2024 USD ($) customer	Sep. 30, 2023 USD ($) customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 530	$ 293	$ 640
Number of major customers | customer	1	1	2
Percentage of revenue represented by major customers	56.00%	10.00%	10.00%
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 81	$ 293	$ 640
Other Countries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	449
Revenue recognised over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 491	$ 293	$ 640
Number of customers | customer	7	13	6
Revenue recognised at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 39
SKA-Platform
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from provision of services	$ 530	$ 293	$ 640
SKA-Platform perpetual license
Disclosure of disaggregation of revenue from contracts with customers [line items]
Standard payable period for invoices	30 days
SKA-Platform as a service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Standard payable period for invoices	30 days
Maintenance and support
Disclosure of disaggregation of revenue from contracts with customers [line items]
Standard payable period for invoices	30 days
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Standard payable period for invoices	30 days